Research and development costs	9 Months Ended
Sep. 30, 2022
Research and Development costs
Research and Development Costs

13. Research and development costs

Research and development costs amount to € 40,168,000 for the nine month period ended September 30, 2022 (nine month period ended September 30, 2021: € 29,764,000) and are comprised of allocated employee costs including share-based payments, the costs of materials and laboratory consumables, outsourced activities, license and intellectual property costs and other allocated costs. Research and development costs for the nine month period ended September 30, 2022 include restructuring costs amounting to € 2,098,000 (nine month period ended September 30, 2021: € nil), as a result of restructuring initiatives that the Company announced in 2022.